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Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	BlackRock Core Bond Trust (811-10543) N-14 Filing

Ladies and Gentlemen:

On behalf of BlackRock Core Bond Trust (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-14 (the "Registration Statement").

The Registration Statement is being filed in connection with the reorganizations of BlackRock Income Trust, Inc. (811-05542) and BlackRock Income Opportunity Trust, Inc. (811-06443) with BlackRock Core Bond Trust (811-10543).

A fee of $128.80 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3637 or Tom DeCapo at (617) 573-4814.

Best regards,

/s/ George Ching

George Ching